Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Long-term employee benefit liabilities	$ 580	$ 532	$ 560
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	354	314	252
Current service cost	20	24	16
Interest cost	12	13	13
Actuarial losses and changes in actuarial assumptions	15	12	41
Benefits paid	(18)	(21)	(13)
Acquisition			2
Curtailment			(4)
Foreign exchange	(43)	12	7
Ending funded status	340	354	314
Current liability	10	11	10
Long-term employee benefit liabilities	330	343	304
Net amount	340	354	314
Unrecognized actuarial losses	(81)	(82)	(74)
Current service cost	20	24	16
Interest cost	12	13	13
Actuarial losses	16	4	12
Net periodic benefit cost	$ 48	$ 41	$ 41